Other financial assets - Credit quality of the issuers of other financial assets (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
IFRS Statement [Line Items]
Other financial assets measured at fair value through profit	$ 4,971,057	$ 8,144,238
AAA [Member]
IFRS Statement [Line Items]
Other financial assets measured at fair value through profit	2,707,019	3,105,894
A+ [member]
IFRS Statement [Line Items]
Other financial assets measured at fair value through profit	712,934	161,160
AA [Member]
IFRS Statement [Line Items]
Other financial assets measured at fair value through profit	477,423	15,430
F1+ [Member]
IFRS Statement [Line Items]
Other financial assets measured at fair value through profit	350,325	353,175
AA- [member]
IFRS Statement [Line Items]
Other financial assets measured at fair value through profit	186,325	455,584
A [member]
IFRS Statement [Line Items]
Other financial assets measured at fair value through profit	186,222	80,334
BBB [Member]
IFRS Statement [Line Items]
Other financial assets measured at fair value through profit	159,968	0
AA+ [member]
IFRS Statement [Line Items]
Other financial assets measured at fair value through profit	155,012	193,747
BRC1+ [Member]
IFRS Statement [Line Items]
Other financial assets measured at fair value through profit	0	611,905
BBB+ [member]
IFRS Statement [Line Items]
Other financial assets measured at fair value through profit	0	18,731
A1 [member]
IFRS Statement [Line Items]
Other financial assets measured at fair value through profit	18,168	3,148,043
Other
IFRS Statement [Line Items]
Other financial assets measured at fair value through profit	$ 17,661	$ 235